Statements of Operations - USD ($)	3 Months Ended			6 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021		Jun. 30, 2022	Jul. 31, 2021		Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
REVENUES
Total Revenues
OPERATING EXPENSES:
Formation and operating costs	$ 298,331	$ 45,587			8,377					1,985,750
Loss from operations	(298,331)	(45,587)			(8,377)					(1,985,750)
OTHER INCOME (EXPENSE)
Dividends on marketable securities held in trust	499,343									222,912
Total Other Income, net	499,343									222,912
Net income (loss)	$ 201,012	$ (45,587)			$ (8,377)					$ (1,762,838)
Basic and diluted weighted average shares outstanding, redeemable ordinary shares	8,625,000									5,883,904
Basic and diluted net income per share, redeemable ordinary shares	$ 0.03									$ 0.50
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares	2,448,500	1,875,000	[1],[2]		1,875,000	[3],[4]				2,355,621	[3],[4]
Basic and diluted net loss per share, non-redeemable ordinary shares	$ (0.03)	$ (0.02)			$ (0.00)					$ (2.00)
LOSS FROM OPERATIONS	$ (298,331)	$ (45,587)			$ (8,377)					$ (1,985,750)
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED	$ 201,012	$ (45,587)			(8,377)					(1,762,838)
EUDA Health Limited [Member]
REVENUES
Total Revenues				$ 5,095,060			$ 5,158,102	$ 7,406,428	$ 7,851,727			$ 10,544,550	$ 8,875,379
COST OF REVENUES
Total Cost of Revenues				3,163,172			3,021,856	4,869,859	4,720,354			6,300,197	4,985,092
GROSS PROFIT				1,931,888			2,136,246	2,536,569	3,131,373			4,244,353	3,890,287
OPERATING EXPENSES:
Selling				650,800			666,281	1,144,805	960,362			1,258,442	863,389
General and administrative				2,930,932			2,072,049	3,762,736	3,121,154			4,084,873	3,762,443
Research and development				10,141			78,639	15,064	78,639			129,265	158,011
Total Operating Expenses				3,591,873			2,816,969	4,922,605	4,160,155			5,472,580	4,783,843
Loss from operations				(1,659,985)			(680,723)	(2,386,036)	(1,028,782)			(1,228,227)	(893,556)
OTHER INCOME (EXPENSE)
Interest expense, net				(32,086)			(131,110)	(35,922)	(150,011)			(127,126)	(65,819)
Gain on disposal of subsidiaries				30,055				30,055					113,405
Other income, net				124,402			277,053	89,564	335,321			386,828	1,092,419
Investment income							1,933,265		1,923,641			1,917,062
Total Other Income, net				122,371			2,079,208	83,697	2,108,951			2,176,764	1,140,005
(LOSS) INCOME BEFORE INCOME TAXES				(1,537,614)			1,398,485	(2,302,339)	1,080,169			948,537	246,449
PROVISION FOR INCOME TAXES				97,953			52,651	74,525	49,854			48,141	47,477
NET (LOSS) INCOME				(1,635,567)			1,345,834	(2,376,864)	1,030,315			900,396	198,972
Less: Net income attributable to noncontrolling interest				2,226			37,417	1,258	35,683			35,567	23,397
Net income (loss)				(1,637,793)			1,308,417	(2,378,122)	994,632			864,829	175,575
FOREIGN CURRENCY TRANSLATION ADJUSTMENT				2,698			6,751	10,428	11,357			17,009	(21,250)
TOTAL COMPREHENSIVE (LOSS) INCOME				(1,632,869)			1,352,585	(2,366,436)	1,041,672			917,405	177,722
Less: Comprehensive income attributable to noncontrolling interest				971			37,325	(1,031)	35,593			35,584	23,456
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED				(1,633,840)			1,315,260	(2,365,405)	1,006,079			881,821	154,266
LOSS FROM OPERATIONS				(1,659,985)			(680,723)	(2,386,036)	(1,028,782)			(1,228,227)	(893,556)
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED				$ (1,637,793)			$ 1,308,417	$ (2,378,122)	$ 994,632			$ 864,829	$ 175,575
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted				1,000,000			1,000,000	1,122,711	1,000,000			1,000,000	1,000,000
(LOSS) EARNINGS PER SHARE
Basic and diluted				$ (1.64)			$ 1.31	$ (2.12)	$ 0.99			$ 0.86	$ 0.18
Medical Services Excluding Related Parties [Member]
REVENUES
Total Revenues
Medical Services Excluding Related Parties [Member] | EUDA Health Limited [Member]
REVENUES
Total Revenues				$ 2,987,058			$ 2,585,728					$ 5,723,549	$ 3,824,546
COST OF REVENUES
Total Cost of Revenues				1,067,055			55,948	$ 2,105,470	$ 407,380			474,757	111,768
Medical Services Related Parties [Member]
REVENUES
Total Revenues
Medical Services Related Parties [Member] | EUDA Health Limited [Member]
REVENUES
Total Revenues				135			3,310	135	4,468			4,640	8,085
COST OF REVENUES
Total Cost of Revenues				496,383			1,233,513	496,383	1,719,279			2,349,702	1,532,119
Product Sales [Member]
REVENUES
Total Revenues
Product Sales [Member] | EUDA Health Limited [Member]
REVENUES
Total Revenues				7,653			260,433	6,947	258,726			257,841	488,067
COST OF REVENUES
Total Cost of Revenues				9,491			132,512	9,449	145,156			167,202	224,021
Property Management Services [Member]
REVENUES
Total Revenues
Property Management Services [Member] | EUDA Health Limited [Member]
REVENUES
Total Revenues				2,100,214			2,308,631	2,940,761	3,417,110			4,558,520	4,554,681
COST OF REVENUES
Total Cost of Revenues				1,590,243			1,599,883	2,258,557	2,448,539			3,308,536	3,117,184
Medical Services [Member] | EUDA Health Limited [Member]
REVENUES
Total Revenues								4,458,585	4,171,423
COST OF REVENUES
Total Cost of Revenues				$ 1,563,438			$ 1,289,461	$ 2,601,853	$ 2,126,659			$ 2,824,459	$ 1,643,887

[1]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).